UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code: (415) 398-8000

Date of fiscal year end:                                             January 31, 2016

Date of reporting period:                                          January 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Registrant”) for the fiscal year ended January 31, 2016 is attached hereto.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer (“Code of Ethics for Executive Officers”).

(b)	No response required.

(c)	The Registrant has not made amendments to its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2016.

(d)	The Registrant has not granted any waivers from any provisions of its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2016.

(e)	Not applicable.

(f)

A copy of the Registrant’s Code of Ethics for Executive Officers, adopted July 23, 2009, as amended September 4, 2014, is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics for Executive Officers is available, without charge and upon request, by writing or calling the Registrant’s Shareholder Services Office at (800) 531-5142.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors (“Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to have a director on the Audit Committee who qualifies as an ACFE, given that the financial statements and accounting principles that apply to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the financial literacy of the current Audit Committee members is adequate to discharge their duties as members of the Audit Committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $117,700 and $114,000 for the fiscal years ended January 31, 2016 and January 31, 2015, respectively.

(b)

Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2016 and January 31, 2015, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and were not reported under paragraph (a) of this Item.

(c)

Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $14,400 and $14,000 for the fiscal years ended January 31, 2016 and January 31, 2015, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d)

All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2016 and January 31, 2015, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

Pursuant to Section 3(c) of the Registrant’s Audit Committee Charter, adopted May 1, 2003, as last amended December 16, 2013, the pre-approval policies and procedures of the Registrant’s Audit Committee, in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, are as follows:

“The Committee shall review any audit and non-audit services provided to the Fund by its independent public accountants and the fees charged for such services. Except as provided below, the Committee’s prior approval shall be necessary for the engagement of independent public accountants to provide any audit or non-audit services on behalf of the Fund, and any non-audit services on behalf of the Fund’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund, where the proposed engagement relates directly to the operations and financial reporting of the Fund. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and any applicable rules thereunder, that were not pre-approved by the Committee shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2)	None of the services included in each of paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable to the Registrant because there were no hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees.

(g)

The aggregate non-audit fees billed for each of the last two fiscal years for services rendered by the Registrant’s principal accountant to the Registrant were $14,400 and $14,000 for the fiscal years ended January 31, 2016 and January 31, 2015, respectively. There were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h)

Not applicable to the Registrant as the Registrant’s principal accountant did not render any non-audit services to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board of Directors for the fiscal year ended January 31, 2016.

Item 11. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics for Executive Officers that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: April 1, 2016

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: April 1, 2016

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders

Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Permanent Portfolio Family of Funds, Inc. (“Fund,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), including the schedules of investments, as of January 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned by correspondence with the custodian and a physical observation of the Permanent Portfolio’s gold and silver inventory count as of January 31, 2016. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

March 29, 2016

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. STATEMENTS OF ASSETS AND LIABILITIES January 31, 2016

ASSETS AND LIABILITIES	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 4 & 5):
Investments other than securities:
Gold assets (identified cost $627,519,490; $—; $— and $—, respectively)	$614,285,109	$—	$—	$—
Silver assets (identified cost $203,380,839; $—; $— and $—, respectively)	148,757,837	—	—	—

	763,042,946	—	—	—
Swiss franc bonds	256,685,707	—	—	—
Real estate and natural resource stocks	448,580,000	—	—	—
Aggressive growth stocks	453,128,250	—	—	28,119,610
Corporate bonds	302,753,880	—	9,825,798	—
United States Treasury securities	512,071,183	20,298,464	—	—

Total investments (identified cost $2,744,630,550; $20,302,232; $12,209,866 and $14,750,707, respectively)	2,736,261,966	20,298,464	9,825,798	28,119,610

Cash	1,980,285	99,402	—	—
Accounts receivable for investments sold	—	—	382,755	189,741
Accounts receivable for shares of the portfolio sold	2,721,115	—	—	884
Accrued interest, dividends and foreign taxes receivable	29,839,993	16,764	188,040	20,849
Payment receivable from custodian	—	7,969	—	—
Prepaid expenses	67,134	348	2,473	450

Total assets	2,770,870,493	20,422,947	10,399,066	28,331,534

LIABILITIES
Bank overdraft	—	—	323,839	182,930
Accounts payable for shares of the portfolio redeemed	5,753,558	4,525	6,973	—
Accrued investment advisory fee	1,889,601	11,579	—	28,911
Other accrued expenses	118	—	—	—

Total liabilities	7,643,277	16,104	330,812	211,841

Net assets applicable to outstanding shares	$2,763,227,216	$20,406,843	$10,068,254	$28,119,693

NET ASSETS
Capital stock — par value $.001 per share:
Authorized — 400,000,000; 25,000,000; 25,000,000 and 25,000,000 shares, respectively
Outstanding — 80,401,004; 314,852; 199,176 and 523,397 shares, respectively	$80,401	$315	$199	$523
Paid-in capital	2,761,953,091	20,420,029	12,405,851	13,389,408

	2,762,033,492	20,420,344	12,406,050	13,389,931
Undistributed net investment income (loss) (Notes 1 & 2)	7,784,149	(9,733)	11,167	51,019
Accumulated net realized gain on investments	3,543,050	—	35,105	1,309,840
Net unrealized appreciation (depreciation) of investments (Notes 1 & 5)	(8,368,584)	(3,768)	(2,384,068)	13,368,903
Net unrealized depreciation on translation of assets and liabilities in foreign currencies	(1,764,891)	—	—	—

Net assets applicable to outstanding shares	$2,763,227,216	$20,406,843	$10,068,254	$28,119,693

Net asset value per share	$ 34.37	$ 64.81	$ 50.55	$ 53.73

2	See accompanying notes to financial statements.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. STATEMENTS OF OPERATIONS Year Ended January 31, 2016

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Investment income (Note 1):
Interest	$32,727,991	$18,255	$719,882	$—
Dividends	34,541,965	—	31,800	612,935
Other income	3,792	—	—	—

	67,273,748	18,255	751,682	612,935
Expenses (Note 3):
Investment advisory fee	32,967,134	249,562	176,026	471,566
Directors’ fees and expenses	703,376	3,586	2,539	6,805
Legal expense	138,605	689	1,986	1,302

Total expenses	33,809,115	253,837	180,551	479,673
Less waiver of investment advisory fee	—	(105,078)	(55,587)	—

Net expenses	33,809,115	148,759	124,964	479,673

Net investment income (loss) before foreign income taxes deducted at source	33,464,633	(130,504)	626,718	133,262
Less foreign income taxes deducted at source, net of refundable taxes	(103,724)	—	—	—

Net investment income (loss)	33,360,909	(130,504)	626,718	133,262

Net realized and unrealized gain (loss) on investments and foreign currency (Notes 1, 4 & 5):
Net realized gain (loss) on:
Investments in securities	143,509,382	(841)	133,064	2,193,639
Investments other than securities	(137,560,755)	—	—	—
Foreign currency transactions	14,417,546	—	—	—

	20,366,173	(841)	133,064	2,193,639

Net increase from payment by custodian	—	7,969	—	—
Change in unrealized depreciation of:
Investments	(480,800,388)	(3,536)	(2,310,658)	(7,632,628)
Translation of assets and liabilities in foreign currencies	(1,981,873)	—	—	—

Net realized and unrealized gain (loss) on investments and foreign currency	(462,416,088)	3,592	(2,177,594)	(5,438,989)

Net decrease in net assets resulting from operations	$(429,055,179)	$(126,912)	$(1,550,876)	$(5,305,727)

See accompanying notes to financial statements.	3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Year Ended January 31, 2016	Year Ended January 31, 2015
Operations:
Net investment income (loss)	$33,360,909	$50,198,334
Net realized gain (loss) on investments in securities	143,509,382	401,506,615
Net realized gain (loss) on investments other than securities	(137,560,755)	11,629,468
Net realized gain on foreign currency transactions	14,417,546	6,489,331
Net increase from payment by custodian	—	—
Change in unrealized appreciation (depreciation) of investments	(480,800,388)	(282,008,341)
Change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(1,981,873)	(751,168)

Net increase (decrease) in net assets resulting from operations	(429,055,179)	187,064,239

Equalization on shares issued and redeemed:	(8,873,823)	(12,258,765)

Distributions to shareholders from (Note 2):
Net investment income	(35,701,203)	(39,508,130)
Net realized gain on investments	(176,763,955)	(424,357,994)

Capital stock transactions exclusive of amounts allocated to undistributed net investment income (loss) (Note 7):	(2,220,399,888)	(3,069,268,394)

Net increase (decrease) in net assets	(2,870,794,048)	(3,358,329,044)

Net assets at beginning of year	5,634,021,264	8,992,350,308

Net assets at end of year (including undistributed net investment income (loss) of $7,784,149 and $1,699,034; $(9,733) and $(11,774); $11,167 and $37,071; and $51,019 and $22,129, respectively)	$2,763,227,216	$5,634,021,264

4	See accompanying notes to financial statements.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Year Ended January 31, 2016	Year Ended January 31, 2015	Year Ended January 31, 2016	Year Ended January 31, 2015	Year Ended January 31, 2016	Year Ended January 31, 2015

$(130,504)	$(144,924)	$626,718	$644,806	$133,262	$153,486
(841)	(87)	133,064	182,546	2,193,639	2,215,419
—	—	—	—	—	—
—	—	—	—	—	—
7,969	—	—	—	—	—
(3,536)	(422)	(2,310,658)	(193,648)	(7,632,628)	689,157
—	—	—	—	—	—

(126,912)	(145,433)	(1,550,876)	633,704	(5,305,727)	3,058,062

—	—	(132,772)	115,026	(19,373)	(12,804)

—	—	(552,400)	(594,098)	(502,779)	(143,397)
—	—	(96,724)	(214,622)	(1,450,118)	(1,222,286)

(497,099)	(4,060,835)	(6,540,542)	4,714,585	(9,556,382)	(4,892,944)

(624,011)	(4,206,268)	(8,873,314)	4,654,595	(16,834,379)	(3,213,369)

21,030,854	25,237,122	18,941,568	14,286,973	44,954,072	48,167,441

$20,406,843	$21,030,854	$10,068,254	$18,941,568	$28,119,693	$44,954,072

5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS January 31, 2016

Quantity		Market Value

	GOLD ASSETS — 22.23% of Total Net Assets
232,823 Troy Oz.	Gold bullion (a)	$259,924,109
310,000 Coins	One-ounce gold coins (a)	354,361,000

	Total Gold Assets (identified cost $627,519,490)	$614,285,109

	SILVER ASSETS — 5.38% of Total Net Assets
10,141,024 Troy Oz.	Silver bullion (a)	$144,296,628
379 Bags	Silver coins (a)	4,461,209

	Total Silver Assets (identified cost $203,380,839)	$148,757,837

Principal Amount
	SWISS FRANC ASSETS — 9.29% of Total Net Assets
CHF 30,000,000	3.000% Swiss Confederation Bonds, 05-12-19	$33,164,446
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	111,429,687
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	112,091,574

	Total Swiss Franc Assets (identified cost $241,252,889)	$256,685,707

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 16.23% of Total Net Assets

	NATURAL RESOURCES — 5.17% of Total Net Assets
200,000	Apache Corporation	$8,508,000
1,000,000	BHP Billiton, Ltd. (b)	21,910,000
200,000	BP, p.l.c. (b)	6,474,000
500,000	Cameco Corporation	6,070,000
500,000	Canadian Natural Resources Ltd.	10,630,000
200,000	Chevron Corporation	17,294,000
200,000	ConocoPhillips	7,816,000
200,000	Devon Energy Corporation	5,580,000
200,000	Exxon Mobil Corporation	15,570,000
4,000,000	Freeport-McMoRan, Inc.	18,400,000
300,000	Halcon Resources Corporation (a)	165,000
200,000	Newfield Exploration Company (a)	5,814,000
100,000	Peabody Energy Corporation	445,000
600,000	Rio Tinto p.l.c (b)	14,790,000
600,000	South32 Limited (a)(b)	2,040,000
600,000	Vale S.A. (b)	1,470,000

		$142,976,000

6	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS January 31, 2016

Number of Shares		Market Value
	REAL ESTATE — 11.06% of Total Net Assets
150,000	Alexander & Baldwin, Inc.	$4,545,000
125,000	AvalonBay Communities, Inc.	21,436,250
125,000	Boston Properties, Inc.	14,526,250
200,000	Corporate Office Properties Trust	4,460,000
450,000	Digital Realty Trust, Inc.	36,036,000
450,000	Duke Realty Corporation	9,058,500
450,000	Equity One, Inc.	12,474,000
125,000	Essex Property Trust, Inc.	26,638,750
125,000	Federal Realty Investment Trust	18,853,750
2,000,000	Investors Real Estate Trust	13,040,000
400,000	Kimco Realty Corporation	10,876,000
500,000	Outfront Media, Inc.	10,875,000
1,000,000	Prologis, Inc.	39,470,000
150,000	Texas Pacific Land Trust	18,150,000
450,000	UDR, Inc.	16,015,500
200,000	Urstadt Biddle Properties, Inc.	3,802,000
500,000	Urstadt Biddle Properties, Inc. Class A	10,150,000
125,000	Vornado Realty Trust	11,057,500
500,000	Washington Real Estate Investment Trust	12,615,000
450,000	Weyerhaeuser Company	11,524,500

		$305,604,000

	Total Real Estate and Natural Resource Stocks (identified cost $650,916,406)	$448,580,000

	AGGRESSIVE GROWTH STOCKS — 16.40% of Total Net Assets

	AEROSPACE — .76% of Total Net Assets
100,000	Lockheed Martin Corporation	$21,100,000

		$21,100,000

	CHEMICALS — .64% of Total Net Assets
100,000	Air Products & Chemicals, Inc.	$12,671,000
100,000	Chemtura Corporation (a)	2,624,000
100,000	Mosaic Company	2,410,000

		$17,705,000

	COMMUNICATIONS EQUIPMENT — .25% of Total Net Assets
100,000	Juniper Networks, Inc.	$2,360,000
100,000	Qualcomm, Inc.	4,534,000

		$6,894,000

	COMPUTER SOFTWARE & SERVICES — .36% of Total Net Assets
150,000	Autodesk, Inc. (a)	$7,023,000
150,000	Symantec Corporation	2,976,000

		$9,999,000

Continued on following page.	7

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS January 31, 2016

Number of Shares		Market Value
	CONSUMER PRODUCTS — .31% of Total Net Assets
100,000	Under Armour, Inc. Class A (a)	$8,543,000

		$8,543,000

	ELECTRICAL EQUIPMENT & ELECTRONICS — .31% of Total Net Assets
450,000	Sanmina Corporation (a)	$8,433,000

		$8,433,000

	ENERGY SERVICES & PROCESSING — .95% of Total Net Assets
100,000	Baker Hughes, Inc.	$4,351,000
300,000	HollyFrontier Corporation	10,491,000
2,500,000	Parker Drilling Company (a)	3,425,000
100,000	Phillips 66	8,015,000

		$26,282,000

	ENGINEERING & CONSTRUCTION — .28% of Total Net Assets
100,000	CalAtlantic Group, Inc.	$3,249,000
100,000	Fluor Corporation	4,489,000

		$7,738,000

	ENTERTAINMENT & LEISURE — 4.83% of Total Net Assets
200,000	CBS Corporation Class A	$10,450,000
125,000	Disney (Walt) Company	11,977,500
850,000	Facebook, Inc. Class A (a)	95,378,500
150,000	Viacom, Inc. Class A	7,281,000
125,000	Wynn Resorts, Ltd.	8,417,500

		$133,504,500

	FINANCIAL SERVICES — 2.93% of Total Net Assets
3,500,000	Janus Capital Group, Inc.	$44,065,000
500,000	Morgan Stanley	12,940,000
500,000	Schwab (Charles) Corporation	12,765,000
200,000	State Street Corporation	11,146,000

		$80,916,000

	MANUFACTURING — 1.56% of Total Net Assets
125,000	Agilent Technologies, Inc.	$4,706,250
125,000	Harley-Davidson, Inc.	5,000,000
125,000	Illinois Tool Works, Inc.	11,258,750
125,000	IPG Photonics Corporation (a)	10,103,750
125,000	Parker-Hannifin Corporation	12,145,000

		$43,213,750

	MATERIALS — .14% of Total Net Assets
100,000	Nucor Corporation	$3,907,000

		$3,907,000

	PHARMACEUTICALS — 1.22% of Total Net Assets
100,000	Amgen, Inc.	$15,273,000
100,000	Celgene Corporation (a)	10,032,000
100,000	Gilead Sciences, Inc.	8,300,000

		$33,605,000

8	Continued on following page.

[LOGO]
PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS January 31, 2016

Number of Shares		Market Value
	RETAIL — .74% of Total Net Assets
100,000	Costco Wholesale Corporation	$15,112,000
100,000	Williams-Sonoma, Inc.	5,166,000

		$20,278,000

	TRANSPORTATION — 1.12% of Total Net Assets
100,000	FedEx Corporation	$13,288,000
100,000	Kansas City Southern	7,088,000
200,000	Ryder System, Inc.	10,634,000

		$31,010,000

	Total Aggressive Growth Stocks (identified cost $292,096,211)	$453,128,250

Principal Amount
	DOLLAR ASSETS — 29.49% of Total Net Assets

	CORPORATE BONDS — 10.96% of Total Net Assets

	CHEMICALS — .46% of Total Net Assets
$12,500,000	2.750% du Pont (E.I.) de Nemours & Company, 04-01-16	$12,534,231

		$12,534,231

	COMPUTER SOFTWARE & SERVICES — .30% of Total Net Assets
8,200,000	1.950% International Business Machines Corporation, 07-22-16	$8,251,422

		$8,251,422

	ENERGY SERVICES & PROCESSING — .36% of Total Net Assets
10,000,000	1.000% Halliburton Company, 08-01-16	$9,987,480

		$9,987,480

	FINANCIAL SERVICES — 4.85% of Total Net Assets
30,250,000	1.450% BB&T Corporation, 10-03-16	$30,331,327
27,500,000	1.125% JPMorgan Chase & Company, 02-26-16	27,506,820
50,000,000	3.450% JPMorgan Chase & Company, 03-01-16	50,105,225
25,750,000	5.750% Wells Fargo Bank, N.A., 05-16-16	26,112,135

		$134,055,507

	INSURANCE— .66% of Total Net Assets
12,500,000	5.500% Prudential Financial, Inc., 03-15-16	$12,570,663
5,701,000	3.000% Prudential Financial, Inc., 05-12-16	5,731,198

		$18,301,861

	MANUFACTURING — .18% of Total Net Assets
5,000,000	2.300% Danaher Corporation, 06-23-16	$5,031,775

		$5,031,775

	NATURAL RESOURCES — .54% of Total Net Assets
15,000,000	2.500% Occidental Petroleum Corporation, 02-01-16	$14,999,565

		$14,999,565

Continued on following page.	9

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® SCHEDULE OF INVESTMENTS January 31, 2016

Principal Amount		Market Value
	PHARMACEUTICALS — 1.73% of Total Net Assets
$37,500,000	2.300% Amgen, Inc., 06-15-16	$37,691,138
10,000,000	5.500% Wyeth, LLC (Pfizer, Inc.), 02-15-16	10,016,340

		$47,707,478

	RETAIL — 1.16% of Total Net Assets
25,000,000	5.400% Home Depot, Inc., 03-01-16	$25,095,575
6,718,000	5.875% Target Corporation, 07-15-16	6,874,798

		$31,970,373

	UTILITIES — .72% of Total Net Assets
5,000,000	3.000% Georgia Power Company, 04-15-16	$5,021,372
14,780,000	2.350% Mississippi Power Company, 10-15-16	14,892,816

		$19,914,188

		$302,753,880

	UNITED STATES TREASURY SECURITIES — 18.53% of Total Net Assets
50,000,000	United States Treasury bond strips (Principal only) 1.325%, 08-15-20 (c)	$47,089,844
115,000,000	United States Treasury bonds 6.250%, 08-15-23	152,075,463
115,000,000	United States Treasury bonds 6.000%, 02-15-26	157,617,461
115,000,000	United States Treasury bonds 5.250%, 11-15-28	155,288,415

		$512,071,183

	Total Dollar Assets (identified cost $729,464,715)	$814,825,063

	Total Portfolio — 99.02% of total net assets (identified cost $2,744,630,550) (d)	$2,736,261,966
	Other assets, less liabilities (.98% of total net assets)	26,965,250

	Net assets applicable to outstanding shares	$2,763,227,216

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Aggregate cost for book and federal income tax purposes are the same.

10	See accompanying notes to financial statements.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS January 31, 2016

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 99.47% of Total Net Assets
$5,000,000	United States Treasury notes .250%, 02-29-16	$5,000,019
5,000,000	United States Treasury notes .375%, 03-31-16	5,000,040
4,000,000	United States Treasury notes .375%, 04-30-16	3,999,424
2,000,000	United States Treasury notes .375%, 05-31-16	1,999,408
4,300,000	United States Treasury bills .202%, 02-18-16 (a)	4,299,573

	Total Portfolio — 99.47% of total net assets (identified cost $20,302,232)(b)	$20,298,464
	Other assets, less liabilities (.53% of total net assets)	108,379

	Net assets applicable to outstanding shares	$20,406,843

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.	11

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS January 31, 2016

Principal Amount		Market Value
	CORPORATE BONDS — 97.59% of Total Net Assets

	CHEMICALS — 13.62% of Total Net Assets
$750,000	5.750% Chemtura Corporation, 07-15-21	$751,875
750,000	7.750% LSB Industries, Inc., 08-01-19	619,687

		$1,371,562

	COMPUTER HARDWARE & PERIPHERALS — 4.01% of Total Net Assets
400,000	4.375% HP, Inc., 09-15-21	$403,265

		$403,265

	ENERGY SERVICES & PROCESSING — 9.94% of Total Net Assets
1,100,000	6.375% GulfMark Offshore, Inc., 03-15-22	$336,875
650,000	8.250% PBF Holding Company, LLC, 02-15-20	664,219

		$1,001,094

	FINANCIAL SERVICES — 4.35% of Total Net Assets
300,000	4.300% Fifth Third Bancorp, 01-16-24	$312,419
105,000	8.600% Raymond James Financial, Inc., 08-15-19	125,825

		$438,244

	INSURANCE — 8.68% of Total Net Assets
140,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$155,574
250,000	5.800% Fairfax Financial Holdings, Ltd., 05-15-21 (a)	267,344
400,000	6.000% Pacific Lifecorp, 02-10-20 (a)	451,269

		$874,187

	LODGING — 2.62% of Total Net Assets
275,000	3.375% Hyatt Hotels Corporation, 07-15-23	$263,514

		$263,514

	MANUFACTURING — 7.46% of Total Net Assets
750,000	3.875% Kennametal, Inc., 02-15-22	$751,013

		$751,013

	MATERIALS — 7.13% of Total Net Assets
700,000	5.200% Carpenter Technology Corporation, 07-15-21	$718,009

		$718,009
	NATURAL RESOURCES — 10.00% of Total Net Assets
75,000	7.625% Diamondback Energy, Inc., 10-01-21	$75,188
775,000	3.550% Freeport-McMoRan, Inc., 03-01-22	327,195
950,000	3.700% Murphy Oil Corporation, 12-01-22	548,328
775,000	6.250% Peabody Energy Corporation, 11-15-21	56,188

		$1,006,899
	REAL ESTATE — 15.59% of Total Net Assets
300,000	3.700% Corporate Office Properties, L.P., 06-15-21	$297,690
400,000	3.375% Essex Portfolio, L.P., 01-15-23	401,120
500,000	4.125% Liberty Property LP, 06-15-22	516,540
300,000	7.750% SL Green Realty Corporation, 03-15-20	354,026

		$1,569,376

12	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS January 31, 2016

Principal Amount		Market Value
	RETAIL — 3.02% of Total Net Assets
$300,000	4.000% Kohl’s Corporation, 11-01-21	$303,993

		$303,993

	UTILITIES — 5.58% of Total Net Assets
500,000	6.250% SCANA Corporation, 04-01-20	$561,652

		$561,652

	WASTE & ENVIRONMENTAL SERVICES — 5.59% of Total Net Assets
500,000	5.250% Republic Services, Inc., 11-15-21	$562,990

		$562,990

	Total Portfolio — 97.59% of total net assets (identified cost $12,209,866) (b)	$9,825,798
	Other assets, less liabilities (2.41% of total net assets)	242,456

	Net assets applicable to outstanding shares	$10,068,254

	Notes:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2016, these securities amounted to $718,613, or 7.14% of the Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.	13

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS January 31, 2016

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.00% of Total Net Assets

	AEROSPACE — 6.00% of Total Net Assets
8,000	Lockheed Martin Corporation	$1,688,000

		$1,688,000

	CHEMICALS — 6.30% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$1,267,100
10,000	Chemtura Corporation (a)	262,400
10,000	Mosaic Company	241,000

		$1,770,500

	COMMUNICATIONS EQUIPMENT — 3.26% of Total Net Assets
10,000	Juniper Networks, Inc.	$236,000
15,000	Qualcomm, Inc.	680,100

		$916,100

	COMPUTER SOFTWARE & SERVICES — 3.56% of Total Net Assets
15,000	Autodesk, Inc. (a)	$702,300
15,000	Symantec Corporation	297,600

		$999,900

	CONSUMER PRODUCTS — 3.04% of Total Net Assets
10,000	Under Armour, Inc. Class A (a)	$854,300

		$854,300

	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.33% of Total Net Assets
20,000	Sanmina Corporation (a)	$374,800

		$374,800

	ENERGY SERVICES & PROCESSING — 5.14% of Total Net Assets
10,000	Baker Hughes, Inc.	$435,100
25,000	HollyFrontier Corporation	874,250
100,000	Parker Drilling Company (a)	137,000

		$1,446,350

	ENGINEERING & CONSTRUCTION — 3.33% of Total Net Assets
15,000	CalAtlantic Group, Inc.	$487,350
10,000	Fluor Corporation	448,900

		$936,250

	ENTERTAINMENT & LEISURE — 16.31% of Total Net Assets
10,000	Disney (Walt) Company	$958,200
25,000	Facebook, Inc. Class A (a)	2,805,250
10,000	Viacom, Inc. Class A	485,400
5,000	Wynn Resorts, Ltd.	336,700

		$4,585,550

14	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS January 31, 2016

Number of Shares		Market Value
	FINANCIAL SERVICES — 8.34% of Total Net Assets
50,000	Janus Capital Group, Inc.	$629,500
25,000	Morgan Stanley	647,000
20,000	Schwab (Charles) Corporation	510,600
10,000	State Street Corporation	557,300

		$2,344,400

	MANUFACTURING — 10.14% of Total Net Assets
10,000	Agilent Technologies, Inc.	$376,500
5,000	Harley-Davidson, Inc.	200,000
10,000	Illinois Tool Works, Inc.	900,700
5,000	IPG Photonics Corporation (a)	404,150
10,000	Parker-Hannifin Corporation	971,600

		$2,852,950

	MATERIALS — 1.39% of Total Net Assets
10,000	Nucor Corporation	$390,700

		$390,700

	NATURAL RESOURCES — 2.77% of Total Net Assets
70,000	Freeport-McMoRan, Inc.	$322,000
15,000	Newfield Exploration Company (a)	436,050
5,000	Peabody Energy Corporation	22,250

		$780,300

	PHARMACEUTICALS — 11.95% of Total Net Assets
10,000	Amgen, Inc.	$1,527,300
10,000	Celgene Corporation (a)	1,003,200
10,000	Gilead Sciences, Inc.	830,000

		$3,360,500

	RETAIL — 7.06% of Total Net Assets
8,000	Costco Wholesale Corporation	$1,208,960
15,000	Williams-Sonoma, Inc.	774,900

		$1,983,860

	TRANSPORTATION — 10.08% of Total Net Assets
10,000	FedEx Corporation	$1,328,800
10,000	Kansas City Southern	708,800
15,000	Ryder System, Inc.	797,550

		$2,835,150

	Total Portfolio — 100.00% of total net assets (identified cost $14,750,707) (b)	$28,119,610
	Other assets, less liabilities (.00% of total net assets)	83

	Net assets applicable to outstanding shares	$28,119,693

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.	15

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value policies approved by the Fund’s Board of Directors.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed on the following page.

16	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.	17

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total

Permanent Portfolio®
Gold assets	$614,285,109	$—	$—	$614,285,109
Silver assets	148,757,837	—	—	148,757,837
Swiss franc assets	—	256,685,707	—	256,685,707
Real estate and natural resource stocks	448,580,000	—	—	448,580,000
Aggressive growth stocks †	453,128,250	—	—	453,128,250
Dollar assets:
Corporate bonds †	—	302,753,880	—	302,753,880
United States Treasury securities	512,071,183	—	—	512,071,183

Total Portfolio	$2,176,822,379	$559,439,587	$—	$2,736,261,966

	79.55%	20.45%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$20,298,464	$—	$—	$20,298,464

Total Portfolio	$20,298,464	$—	$—	$20,298,464

	100.00%	—%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$9,825,798	$—	$9,825,798

Total Portfolio	$—	$9,825,798	$—	$9,825,798

	—%	100.00%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stocks †	$28,119,610	$—	$—	$28,119,610

Total Portfolio	$28,119,610	$—	$—	$28,119,610

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the year ended January 31, 2016 and the Fund held no Level 3 assets during the year then ended.

18	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

As of January 31, 2016 and during the year then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of foreign currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment transactions and investment income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

During the year ended January 31, 2016, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Interest on:
Corporate bonds	$3,748,630	$—	$719,882	$—
Swiss franc assets	5,812,097	—	—	—
United States Treasury securities	23,167,264	18,255	—	—
Dividends	34,541,965	—	31,800	612,935
Other income	3,792	—	—	—

	$67,273,748	$18,255	$751,682	$612,935

Continued on following page.	19

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

Federal taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2016, pursuant to the requirements of the Code.

As of January 31, 2016, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any. During the year ended January 31, 2016, the Fund’s Short-Term Treasury Portfolio utilized capital loss carryforwards of $3,151. Any capital losses incurred in taxable years beginning after December 22, 2010 (“Post-2010 Losses”) may be carried forward without limit, and such capital loss carryforwards must be fully utilized before capital loss carryforwards from earlier periods may be utilized. As a result, if the Fund’s Portfolios have Post-2010 Losses, capital loss carryforwards from earlier periods may be more likely to expire unused. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio had $6,160,754, $9,733, $— and $21,268 of such losses, respectively.

During the year ended January 31, 2016, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2013 through 2015 or expected to be taken on the Fund’s Portfolios’ 2016 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

The Fund indemnifies its officers and directors for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

20	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 9, 2015, the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio paid ordinary income dividends per share of $.41, $2.57 and $.95, respectively, to shareholders of record on December 8, 2015. Also on December 9, 2015, the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $2.03, $.45 and $2.74, respectively, to shareholders of record on December 8, 2015. The Fund’s Short-Term Treasury Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2016.

The tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributions paid from:
Ordinary income	$35,701,203	$—	$552,400	$502,779
Long-term capital gain †	176,763,955	—	96,724	1,450,118

	$212,465,158	$—	$649,124	$1,952,897

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

On December 10, 2014, the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio paid ordinary income dividends per share of $.27, $1.91 and $.21, respectively, to shareholders of record on December 9, 2014. Also on December 10, 2014, the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $2.90, $.69 and $1.79, respectively, to shareholders of record on December 9, 2014. The Fund’s Short-Term Treasury Portfolio paid no ordinary income dividends or capital gain distributions during the year ended January 31, 2015.

The tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributions paid from:
Ordinary income	$39,508,130	$—	$596,356	$143,397
Long-term capital gain †	424,357,994	—	212,364	1,222,286

	$463,866,124	$—	$808,720	$1,365,683

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2016: (i) the Fund’s Permanent Portfolio reclassified $17,152,888 from accumulated net realized gain on investments to undistributed net investment income and $8,727,479 from undistributed net investment income to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $3,800 from accumulated net realized

Continued on following page.	21

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

gain on investments to undistributed net investment loss and $128,745 from paid-in capital to undistributed net investment loss; (iii) the Fund’s Versatile Bond Portfolio reclassified $31,865 from accumulated net realized gain on investments to undistributed net investment income and $132,087 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $426,814 from accumulated net realized gain on investments to undistributed net investment income and $28,407 from undistributed net investment income to paid-in capital, to reflect such book and tax basis differences.

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$13,944,905	$—	$38,331	$72,287
Undistributed capital gains	3,543,058	—	7,941	1,309,840
Post-October and Late-Year Ordinary losses	(6,160,764)	(9,733)	—	(21,268)
Unrealized appreciation (depreciation) on investments and foreign currencies	(10,133,475)	(3,768)	(2,384,068)	13,368,903

	$1,193,724	$(13,501)	$(2,337,796)	$14,729,762

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. Pacific Heights currently serves as investment adviser under an Investment Advisory Contract, dated January 21, 2016, by and between the Fund and Pacific Heights (“Contract”). Pursuant to the Contract, Pacific Heights, subject to the oversight of the Fund’s Board of Directors, furnishes each Portfolio with a continuous investment program and all administrative services required in connection with the administration of the Fund’s and each Portfolio’s affairs. The investment advisory fee (“Advisory Fee’”) payable to Pacific Heights under the Contract, before any fee waivers, is calculated daily and paid monthly for each Portfolio at the following annual rates as a percentage of average daily net assets: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

Except for: (i) the Advisory Fee; (ii) fees, costs, expenses and allowances relating to a Portfolio’s investments, including interest on borrowings, if any; (iii) taxes payable by a Portfolio; (iv) brokerage commissions and other charges in the purchase and sale of Portfolio assets; (v) fees and expenses of directors of the Fund, including fees and disbursements to counsel to the Fund’s independent directors; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses each Portfolio for all of the Portfolio’s ordinary operating expenses out of its Advisory Fee. All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets.

22	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated January 21, 2016 (“Waiver Agreement”), effective through June 1, 2016 for the Permanent Portfolio and June 1, 2017 for each of the Short-Term Treasury Portfolio and Versatile Bond Portfolio, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Permanent Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets in excess of $6 billion up to $8 billion, .6600% of the Portfolio’s average daily net assets in excess of $8 billion up to $10 billion, .6400% of the Portfolio’s average daily net assets in excess of $10 billion up to $15 billion, .6200% of the Portfolio’s average daily net assets in excess of $15 billion up to $25 billion and .6000% of the Portfolio’s average daily net assets in excess of $25 billion; (ii) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio’s average daily net assets; and (iii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio’s average daily net assets. Neither the Fund nor any Portfolio will be required to reimburse Pacific Heights for amounts waived or paid by Pacific Heights pursuant to the Waiver Agreement. The Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Directors.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Directors of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $100,000 by the Fund during the fiscal year ended January 31, 2016 for his service as a director of the Fund.

Annual Renewal of Investment Advisory Contract (Unaudited)

The Contract was unanimously approved by the Fund’s Board of Directors (“Board”), including all of the Fund’s directors who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Directors”), at an “in-person” meeting held on June 12 and 14, 2015 (“June Meeting”), and became effective on January 21, 2016, upon its approval by the shareholders of each Portfolio. A discussion regarding the basis for the Board’s approval of the Contract may be found in the Fund’s Semi-Annual Report to Shareholders for the six months ended July 31, 2015.

Prior to the effectiveness of the Contract, Pacific Heights served as the Fund’s investment adviser under the Investment Advisory Contract, dated November 24, 2002, by and between the Fund and Pacific Heights (“Prior Contract”). The 1940 Act requires that after its initial term, the continuance of any investment advisory contract must be specifically approved at least annually by: (i) the vote of a majority of the outstanding voting securities of a fund; or (ii) the vote of a majority of a fund’s board of directors, and by the vote of a majority of the independent directors meeting in person. Because there was a possibility that the requisite shareholder vote to approve the Contract might not be obtained prior to the time that the Board was required to consider the continuance of the Prior Contract, the Board determined to consider the continuance of the Prior Contract at its December 10-11, 2015 in-person meeting (“December Meeting”). As required by disclosure requirements applicable to the Fund, a discussion of the Board’s approval of the Prior Contract is set forth below; however, shareholders should note that the Prior Contract has been superseded by the Contract and is no longer in effect.

Continued on following page.	23

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

In preparation for consideration of the continuance of the Prior Contract, the Board reviewed a variety of materials provided by Pacific Heights in connection with the December Meeting and the June Meeting, including memoranda provided by Pacific Heights responding to information requests from the Independent Directors and material prepared by an independent third party containing information comparing the expenses of the Portfolios to other comparable mutual funds selected by such party (“Peer Group”) and information regarding the performance of the Portfolios relative to relevant market indices and the performance of the Peer Groups. During the December Meeting, the directors met with senior management of the Fund and Pacific Heights to discuss the information provided. The Independent Directors also met independently. The Independent Directors were assisted by counsel that is independent of Fund management and Pacific Heights during their deliberations regarding the Prior Contract, and also considered a memorandum discussing the legal standards applicable to their consideration of the proposed continuance of the Prior Contract.

The Board observed that in connection with its consideration and approval of the Contract at the June Meeting, the Board had considered all factors it deemed relevant with respect to the Portfolios, including the following: (1) the nature, extent, and quality of the services to be provided by Pacific Heights; (2) the investment performance of the Portfolios compared to relevant market indices and the performance of the Peer Groups; (3) the Portfolios’ proposed fees and expected expenses; (4) expected economies of scale and whether fee levels reflect any such economies of scale for the benefit of Portfolio shareholders; and (5) expected profitability to Pacific Heights and any fall-out benefits to Pacific Heights from its relationship with the Portfolios. The Board recognized that while there were certain material differences between the terms of the Prior Contract and the Contract, the factors considered and the general conclusions reached by the Board in approving the Contract continued to be valid with respect to consideration of the continuance of the Prior Contract. In light of the proximity of the Board’s consideration and approval of the Contract, the Board determined that it was not necessary to repeat certain aspects of the review conducted in connection with its approval of the Contract at the June Meeting.

The Board discussed the updated performance information for the Portfolios, recent rankings by an independent investment research firm and the financial statements of Pacific Heights. The Board considered the underperformance of the Aggressive Growth Portfolio and after discussions, determined that it would monitor and continue to discuss the Portfolio’s performance with Pacific Heights. The Board also considered that the proposed advisory fee waiver and expense assumption agreement would extend the then-current waiver terms through June 1, 2017 for the Short-Term Treasury Portfolio and Versatile Bond Portfolio, but would not extend the waiver terms beyond June 1, 2016 for the Permanent Portfolio. The Board observed that the Permanent Portfolio was not currently benefitting from the existing waiver agreement because its assets had fallen below the first breakpoint in the agreement. In their discussions, the directors did not identify any particular information or factor that was all-important or controlling.

Based on their discussions at the December Meeting, the Board, including its Independent Directors, unanimously approved the continuance of the Prior Contract until December 31, 2016.

24	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

4.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2016:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Purchases	$181,027,914	$—	$2,285,297	$2,850,630
Sales	1,958,075,449	—	8,529,993	14,261,118

The Fund’s Permanent Portfolio also sold $474,383,491 and $90,965,079 of gold and silver, respectively, during the year ended January 31, 2016.

The Fund’s Short-Term Treasury Portfolio only invested in short-term U.S. Treasury securities having maturities of one year or less during the year ended January 31, 2016. Purchases and sales of portfolio securities were $51,457,771 and $52,124,668, respectively, during the year then ended.

5.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of January 31, 2016 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$402,760,775	$—	$115,865	$15,655,228
Investments other than securities	14,418,100	—	—	—

	417,178,875	—	115,865	15,655,228
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(343,271,976)	(3,768)	(2,499,933)	(2,286,325)
Investments other than securities	(82,275,483)	—	—	—

	(425,547,459)	(3,768)	(2,499,933)	(2,286,325)

Net unrealized appreciation (depreciation) of investments	$(8,368,584)	$(3,768)	$(2,384,068)	$13,368,903

6.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

Continued on following page.	25

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO FINANCIAL STATEMENTS January 31, 2016

7.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income (loss) were as follows for the years then ended.

	Permanent Portfolio®
	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Dollars	Shares	Dollars

Shares sold	8,252,519	$319,221,068	22,544,037	$979,659,986
Distributions reinvested	5,269,830	183,811,685	9,327,259	372,810,488

	13,522,349	503,032,753	31,871,296	1,352,470,474

Shares redeemed	(71,495,838)	(2,723,432,641)	(102,827,702)	(4,421,738,868)

Net decrease	(57,973,489)	$(2,220,399,888)	(70,956,406)	$(3,069,268,394)

	Short-Term Treasury Portfolio
	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	116,288	$7,551,840	47,337	$3,094,396
Distributions reinvested	—	—	—	—

	116,288	7,551,840	47,337	3,094,396

Shares redeemed	(123,971)	(8,048,939)	(109,356)	(7,155,231)

Net decrease	(7,683)	$(497,099)	(62,019)	$(4,060,835)

	Versatile Bond Portfolio
	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Dollars	Shares	Dollars

Shares sold	61,230	$3,495,244	145,540	$8,874,590
Distributions reinvested	11,624	625,380	12,979	768,348

	72,854	4,120,624	158,519	9,642,938

Shares redeemed	(186,785)	(10,661,166)	(81,574)	(4,928,353)

Net increase (decrease)	(113,931)	$(6,540,542)	76,945	$4,714,585

	Aggressive Growth Portfolio
	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	42,004	$2,831,269	141,275	$9,777,169
Distributions reinvested	31,709	1,907,617	18,862	1,312,210

	73,713	4,738,886	160,137	11,089,379

Shares redeemed	(215,976)	(14,295,268)	(235,158)	(15,982,323)

Net decrease	(142,263)	$(9,556,382)	(75,021)	$(4,892,944)

26

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO®

Financial highlights for the Permanent Portfolio

For each share of capital stock outstanding throughout each year:

	Year Ended January 31, 2016	Year Ended January 31, 2015	Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of year	$40.72	$42.96	$49.59	$48.69	$45.50

Income (loss) from investment operations:
Net investment income (1)	.31	.28	.31	.29	.24
Net realized and unrealized gain (loss) on investments and foreign currencies (2)	(4.22)	.65	(2.34)	1.24	3.67

Total income (loss) from investment operations	(3.91)	.93	(2.03)	1.53	3.91

Less distributions from:
Net investment income	(.41)	(.27)	(.25)	(.27)	(.42)
Net realized gain on investments	(2.03)	(2.90)	(4.35)	(.36)	(.30)

Total distributions	(2.44)	(3.17)	(4.60)	(.63)	(.72)

Net asset value, end of year	$34.37	$40.72	$42.96	$49.59	$48.69

Total return (3)	(9.69)%	2.30%	(4.12)%	3.17%	8.63%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$2,763,227	$5,634,021	$8,992,350	$16,997,810	$16,784,635

Portfolio turnover rate	5.92%	17.43%	4.29%	23.71%	8.87%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.80%	.76%	.72%	.69%	.71%
Before Advisory Fee waiver	.80%	.78%	.77%	.76%	.76%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	.79%	.65%	.65%	.61%	.49%
Before Advisory Fee waiver	.79%	.63%	.60%	.54%	.44%

(1)	Net investment income is based on average shares outstanding during the year.
(2)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee (eliminated in January 2016).

28	See accompanying notes to financial statements.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO

Financial highlights for the Short-Term Treasury Portfolio

For each share of capital stock outstanding throughout each year:

	Year Ended January 31, 2016	Year Ended January 31, 2015	Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of year	$65.20	$65.63	$66.03	$66.41	$66.81

Loss from investment operations:
Net investment loss (1)	(.40)	(.42)	(.40)	(.39)	(.40)
Net realized and unrealized gain (loss) on investments (2)(3)	.01	(.01)	—	.01	—

Total loss from investment operations	(.39)	(.43)	(.40)	(.38)	(.40)

Less distributions from:
Net investment income	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of year	$64.81	$65.20	$65.63	$66.03	$66.41

Total return (3)(4)	(.60)%	(.66)%	(.61)%	(.57)%	(.60)%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$20,407	$21,031	$25,237	$28,273	$32,978

Portfolio turnover rate (5)	—%	—%	—%	—%	—%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.71%	.70%	.69%	.69%	.69%
Before Advisory Fee waiver	1.21%	1.20%	1.19%	1.19%	1.19%
Ratio of net investment loss to average net assets:
After Advisory Fee waiver	(.62)%	(.64)%	(.60)%	(.58)%	(.59)%
Before Advisory Fee waiver	(1.12)%	(1.14)%	(1.10)%	(1.08)%	(1.09)%

(1)	Net investment loss is based on average shares outstanding during the year.
(2)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)

The receipt of a payment from the Fund’s custodian had the effect of increasing net realized and unrealized gain (loss) on investments by $.02 per share and increasing total return by .03% during the year ended January 31, 2016. Without this payment, total return would have been (.63)% during the year then ended.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee (eliminated in January 2016).
(5)	Portfolio turnover rate is not applicable since the Portfolio only invested in securities with maturities of one year or less.

See accompanying notes to financial statements.	29

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio

For each share of capital stock outstanding throughout each year:

	Year Ended January 31, 2016	Year Ended January 31, 2015	Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of year	$60.50	$60.50	$60.93	$59.15	$59.15

Income (loss) from investment operations:
Net investment income (1)	2.48	2.37	2.50	1.34	.15
Net realized and unrealized gain (loss) on investments (2)	(9.41)	.23	(.17)	1.78	.03

Total income (loss) from investment operations	(6.93)	2.60	2.33	3.12	.18

Less distributions from:
Net investment income	(2.57)	(1.91)	(2.25)	(1.34)	(.18)
Net realized gain on investments	(.45)	(.69)	(.51)	—	—

Total distributions	(3.02)	(2.60)	(2.76)	(1.34)	(.18)

Net asset value, end of year	$50.55	$60.50	$60.50	$60.93	$59.15

Total return (3)	(11.76)%	4.37%	3.90%	5.31%	.31%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$10,068	$18,942	$14,287	$13,417	$12,523

Portfolio turnover rate	15.63%	38.23%	48.71%	137.43%	71.55%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.84%	.82%	.82%	.82%	.81%
Before Advisory Fee waiver	1.22%	1.19%	1.19%	1.20%	1.19%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	4.23%	3.81%	4.05%	2.24%	.25%
Before Advisory Fee waiver	3.85%	3.44%	3.68%	1.86%	(.13)%

(1)	Net investment income is based on average shares outstanding during the year.
(2)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee (eliminated in January 2016).

30	See accompanying notes to financial statements.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio

For each share of capital stock outstanding throughout each year:

	Year Ended January 31, 2016	Year Ended January 31, 2015	Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012
Net asset value, beginning of year	$67.53	$65.03	$52.58	$44.68	$49.14

Income (loss) from investment operations:
Net investment income (1)	.22	.22	.26	.58	.24
Net realized and unrealized gain (loss) on investments (2)	(10.33)	4.28	13.91	8.39	(1.75)

Total income (loss) from investment operations	(10.11)	4.50	14.17	8.97	(1.51)

Less distributions from:
Net investment income	(.95)	(.21)	(.33)	(.46)	(.32)
Net realized gain on investments	(2.74)	(1.79)	(1.39)	(.61)	(2.63)

Total distributions	(3.69)	(2.00)	(1.72)	(1.07)	(2.95)

Net asset value, end of year	$53.73	$67.53	$65.03	$52.58	$44.68

Total return (3)	(15.50)%	6.83%	26.84%	20.37%	(2.68)%

Ratios / supplemental data:
Net assets, end of year (in thousands)	$28,120	$44,954	$48,167	$27,678	$23,195

Portfolio turnover rate	7.22%	5.06%	.31%	8.71%	17.13%
Ratio of expenses to average net assets	1.21%	1.20%	1.20%	1.19%	1.19%
Ratio of net investment income to average net assets	.34%	.32%	.44%	1.26%	.52%

(1)	Net investment income is based on average shares outstanding during the year.
(2)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee (eliminated in January 2016).

See accompanying notes to financial statements.	31

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® Ten Years Ended January 31, 2016 (Unaudited)

*

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full- faith-and-credit obligations of the U.S. Treasury. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index and the Standard & Poor’s 500 Composite Stock Index reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

32	See page 36 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO Ten Years Ended January 31, 2016 (Unaudited)

*

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full- faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 36 for explanation of graphs and additional performance information.	33

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO Ten Years Ended January 31, 2016 (Unaudited)

*

The Citigroup AAA/AA 1-3 Year Corporate Bond Index and the Citigroup A 1-3 Year Corporate Bond Index are components of the Citigroup Broad Investment-Grade (BIG) Bond Index and have characteristics relevant to the Portfolio’s investment strategies prior to May 30, 2012. Both indices are market-capitalization weighted and include bonds rated AAA, AA or A by Standard & Poor’s or Moody’s Investor Services, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. They should not be considered predictive or representative of results the Portfolio may experience under its current investment strategy. The Barclays Capital Global Aggregate Bond Index is a market-capitalization weighted, broad-based measure of global, government-related, treasury, corporate and securitized fixed income investments. The Barclays Capital Global Aggregate (Excluding Securitized) Bond Index, which excludes securitized fixed income investments, is a sub-index of the Barclays Capital Global Aggregate Bond Index and has characteristics relevant to the Portfolio’s investment strategies after May 30, 2012. You cannot invest directly in an index. Returns shown for the indices reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

34	See page 36 for explanation of graphs and additional performance information.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO Ten Years Ended January 31, 2016 (Unaudited)

*

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

See page 36 for explanation of graphs and additional performance information.	35

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AVERAGE ANNUAL TOTAL RETURNS For Periods Ended January 31, 2016 (Unaudited)

The graphs on pages 32 through 35 compare the initial account values and subsequent account values at the end of each of the most recently completed ten year periods indicated of the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee (eliminated in January 2016). If such fee were reflected, the returns would be less than those shown. Returns for the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio and Versatile Bond Portfolio reflect fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return after taxes on distributions and sale of portfolio shares” may be higher than other returns for the same period due to the realization of a capital loss upon redemption which translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through January 31, 2016
	1 Year	3 Years	5 Years	10 Years	15 Years	Since Inception
Permanent Portfolio® (Since 12/1/82) (1)(2)
Return before taxes	-9.69%	-3.96%	-.14%	4.58%	7.13%	5.82%
Return after taxes on distributions	-11.10%	-5.79%	-1.38%	3.83%	6.45%	5.17%
Return after taxes on distributions and sale of portfolio shares	- 4.30%	-2.93%	-.03%	3.67%	5.88%	4.81%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	.04%	.04%	.05%	1.14%	1.48%	4.02%
Standard & Poor’s 500 Composite Stock Index (4)(6)	-.67%	11.30%	10.91%	6.48%	4.40%	11.03%

Short-Term Treasury Portfolio (Since 5/26/87) (1)(2)(3)
Return before taxes	-.60%	-.62%	-.61%	.45%	.74%	2.57%
Return after taxes on distributions	-.60%	-.62%	-.61%	.22%	.36%	1.96%
Return after taxes on distributions and sale of portfolio shares	-.34%	-.47%	-.46%	.32%	.46%	1.83%
Citigroup 3-Month U.S. Treasury Bill Index (4)(5)	.04%	.04%	.05%	1.14%	1.48%	3.40%

Versatile Bond Portfolio (Since 9/27/91) (1)(2)(3)
Return before taxes	-11.76%	-1.46%	.22%	1.52%	1.80%	2.92%
Return after taxes on distributions	-13.65%	-3.27%	-1.07%	.48%	.76%	1.83%
Return after taxes on distributions and sale of portfolio shares	-6.44%	-1.75%	-.28%	.81%	1.03%	1.89%
Barclays Capital Global Aggregate (Excluding Securitized) Bond Index (4)(7)	-2.69%	-1.61%	.72%	3.56%	4.78%	5.53%
Citigroup AAA/AA 1-3 Year Corporate Bond Index (4)(8)	.81%	.95%	1.26%	2.91%	3.40%	4.70%
Citigroup A 1-3 Year Corporate Bond Index (4)(9)	.93%	1.24%	1.84%	3.35%	3.79%	4.98%

Aggressive Growth Portfolio (Since 1/2/90) (1)(2)
Return before taxes	-15.50%	4.62%	6.05%	3.51%	4.64%	9.39%
Return after taxes on distributions	-16.67%	3.69%	5.21%	2.05%	3.54%	8.49%
Return after taxes on distributions and sale of portfolio shares	-7.63%	3.66%	4.85%	2.92%	3.82%	8.25%
Dow Jones Industrial Average (4)(10)	-1.67%	8.50%	9.46%	6.99%	5.34%	9.66%
Standard &Poor’s 500 Composite Stock Index (4)(6)	-.67%	11.30%	10.91%	6.48%	4.40%	8.97%

36	See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AVERAGE ANNUAL TOTAL RETURNS For Periods Ended January 31, 2016 (Unaudited)

(1)	Returns before taxes do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

(2)

Returns reflect the impact of contractual waivers pursuant to the Waiver Agreement. Amounts so waived may not be recaptured by the Fund’s investment adviser. The net expense ratio (after fee waivers) and the gross expense ratio (before fee waivers) for the fiscal year ended January 31, 2016 were: (i) for the Permanent Portfolio, .80% and .80%, respectively; (ii) for the Short-Term Treasury Portfolio, .71% and 1.21%, respectively; (iii) for the Versatile Bond Portfolio, .84% and 1.22%, respectively; and (iv) for the Aggressive Growth Portfolio, 1.21% and 1.21%, respectively.

(3)

The thirty-day SEC standardized yield on the Fund’s Short-Term Treasury Portfolio and Versatile Bond Portfolio for the thirty days ended January 31, 2016, calculated for each Portfolio by dividing the net investment income or loss per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and other distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee (eliminated in January 2016), was -.42% and 5.81%, respectively.

(4)	Returns reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

(5)

The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index.

(6)

The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks. You cannot invest directly in an index.

(7)

The Barclays Capital Global Aggregate Bond Index is a market-capitalization weighted, broad-based securities index that measures a wide range of global, government-related, treasury, corporate and securitized fixed-income investments. Barclays Capital Global Aggregate (Excluding Securitized) Bond Index, which commenced on September 30, 2002, is a sub-index of Barclays Capital Global Aggregate Bond Index that excludes securitized fixed-income investments. Returns presented are calculated using the return data of Barclays Capital Global Aggregate Bond Index through September 29, 2002 and the return data of Barclays Capital Global Aggregate (Excluding Securitized) Bond Index since September 30, 2002. You cannot invest directly in an index.

(8)

The Citigroup AAA/AA 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index.

(9)

The Citigroup A 1-3 Year Corporate Bond Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated A by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index.

(10)

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. You cannot invest directly in an index.

See pages 38-41 for Portfolio specific risks.	37

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO® MANAGEMENT’S DISCUSSION AND ANALYSIS Year Ended January 31, 2016 (Unaudited)

The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds. During the year ended January 31, 2016, the Portfolio achieved a total return of -9.69%, net of expenses to average net assets of .80%, as compared to .04% for the Citigroup 3-Month U.S. Treasury Bill Index and -.67% for the Standard & Poor’s 500 Composite Stock Index, and as compared to a 1.37% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. The Portfolio’s return during the year then ended reflected negative returns on its gold and silver holdings, its Swiss Franc assets, its real estate and natural resource stocks and its aggressive growth stocks, being only partially offset by positive returns on its dollar assets comprised of corporate bonds and U.S. Treasury securities. Neither the Citigroup 3-Month U.S. Treasury Bill Index return, the Standard & Poor’s 500 Composite Stock Index return nor the change in CPI-U reflect deductions for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver, U.S. and foreign real estate and natural resource company stocks and aggressive growth stocks.

The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2016.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within an asset class.

38

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO MANAGEMENT’S DISCUSSION AND ANALYSIS Year Ended January 31, 2016 (Unaudited)

The Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests at least 80% of its net assets in direct obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The Portfolio expects to maintain a dollar-weighted average length to maturity or duration of zero to three years. During the year ended January 31, 2016, the Portfolio achieved a total return of -.60%, net of expenses to average net assets of .71%, as compared to .04% for the Citigroup 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the year then ended was primarily due to the very low investment returns available on short-term U.S. Treasury securities which were more than offset by the Portfolio’s expenses during the period. The Citigroup 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows the Short-Term Treasury Portfolio’s investment holdings by days to maturity, as a percentage of investments as of January 31, 2016.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

39

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO MANAGEMENT’S DISCUSSION AND ANALYSIS Year Ended January 31, 2016 (Unaudited)

The Versatile Bond Portfolio’s investment objective is to achieve high current income. The Portfolio invests at least 80% of its net assets in bonds, which may include debt securities of all types and of any maturity. During the year ended January 31, 2016, the Portfolio achieved a total return of -11.76%, net of expenses to average net assets of .84%, as compared to -2.69% for the Barclays Capital Global Aggregate (Excluding Securitized) Bond Index, .81% for the Citigroup AAA/AA 1-3 Year Corporate Bond Index and .93% for the Citigroup A 1-3 Year Corporate Bond Index over the same period. The Portfolio’s return and the returns of the indices during the year then ended were consistent with the general level and direction of interest rates during the period. The Portfolio’s return reflects its investment selection, particularly bonds issued by companies in the natural resources and energy-related sectors. The Portfolio’s return was also impacted by the timing of purchases and sales of its investments in relation to the indices, its investments in U.S. dollar denominated corporate securities and its investments having longer durations, greater credit risk and less currency risk than the indices. The returns of the indices do not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Below investment grade bonds involve greater risk of loss because they are subject to greater levels of credit risk.

The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of investments as of January 31, 2016. Credit ratings range from AAA (highest) to D (lowest) based on Standard & Poor’s measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by Standard & Poor’s. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

40

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO MANAGEMENT’S DISCUSSION AND ANALYSIS Year Ended January 31, 2016 (Unaudited)

The Aggressive Growth Portfolio’s investment objective is to achieve high (greater than the stock market as a whole), long-term appreciation in the value of its shares. The Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole. During the year ended January 31, 2016, the Portfolio achieved a total return of -15.50%, net of expenses to average net assets of 1.21%, as compared to -1.67% for the Dow Jones Industrial Average and -.67% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s return during the year then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most depreciation to the Portfolio during the year ended January 31, 2016 included natural resources, financial services and transportation, while aerospace and entertainment and leisure provided the most appreciation over the same period. Neither the Dow Jones Industrial Average nor the Standard & Poor’s 500 Composite Stock Index reflect deductions for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments will fluctuate, sometimes rapidly and unexpectedly. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio may also invest in smaller and medium capitalization companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2016.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

41

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. EXPENSE EXAMPLES Six Months Ended January 31, 2016 (Unaudited)

Expense Examples

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee (eliminated in January 2016); and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at July 31, 2015 and held for the entire six months ended January 31, 2016.

Actual Expenses

The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended January 31, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended January 31, 2016” to estimate the expenses you paid on your account during the six months ended January 31, 2016.

Hypothetical Example for Comparison Purposes

The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended January 31, 2016. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee (eliminated in January 2016). Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee (eliminated in January 2016), were included, your costs would have been higher.

42	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. EXPENSE EXAMPLES Six Months Ended January 31, 2016 (Unaudited)

	Beginning Account Value July 31, 2015	Ending Account Value January 31, 2016	Expenses Paid* During Six Months Ended January 31, 2016
PERMANENT PORTFOLIO®
Actual	$1,000.00	$959.40	$4.00
Hypothetical (5% return before expenses)	1,000.00	1,021.12	4.13

SHORT-TERM TREASURY PORTFOLIO
Actual	1,000.00	997.40	3.57
Hypothetical (5% return before expenses)	1,000.00	1,021.63	3.62

VERSATILE BOND PORTFOLIO
Actual	1,000.00	900.10	4.12
Hypothetical (5% return before expenses)	1,000.00	1,020.87	4.38

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	813.60	5.58
Hypothetical (5% return before expenses)	1,000.00	1,019.06	6.21

*

Expenses are equal to the Permanent Portfolio’s annualized expense ratio of .81%, the Short-Term Treasury Portfolio’s annualized expense ratio of .71%, the Versatile Bond Portfolio’s annualized expense ratio of .86%, and the Aggressive Growth Portfolio’s annualized expense ratio of 1.22%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 184/365 (to reflect the one-half year period ended January 31, 2016).

43

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

A special meeting of shareholders of the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio was held on December 15, 2015, and with respect to the Permanent Portfolio only, ultimately adjourned until January 21, 2016 (“Special Meeting”). The Special Meeting was held for shareholders to vote on the following proposals as applicable to each Portfolio:

1.	To approve a new investment advisory contract for each Portfolio.

2.	To make the following changes to the Permanent Portfolio:
(A)

To change the Portfolio’s classification under the 1940 Act from “diversified” to “non-diversified” and eliminate a fundamental policy limiting investments in the stock of any issuer (other than the U.S. government or one of its agencies or instrumentalities) to 5% of the Portfolio’s total assets;

(B)	To expand permitted investments under the Portfolio’s “aggressive growth stocks” investment category by eliminating the restriction that the Portfolio only invest in U.S. companies; and
(C)	To expand permitted investments under the Portfolio’s “dollar assets” investment category.

3.	To make the following changes to the Short-Term Treasury Portfolio:
(A)	To make the Portfolio’s investment objective non-fundamental; and
(B)	To approve the replacement of the Portfolio’s fundamental investment policy with a new non-fundamental investment policy.

4.	To make the following changes to the Aggressive Growth Portfolio:
(A)	To make the Portfolio’s investment objective non-fundamental; and
(B)	To approve the replacement of the Portfolio’s fundamental investment policy with a new non-fundamental investment policy.

5.	To eliminate for certain Portfolios the following investment policies that:
(A)	Limit investment in illiquid investments (Permanent Portfolio, Short-Term Treasury Portfolio and Aggressive Growth Portfolio);
(B)	Limit lending portfolio assets to affiliates, and affiliates purchasing portfolio shares (each Portfolio);
(C)

Limit investments in the stock of any issuer (other than the U.S. government or one of its agencies or instrumentalities) to 5% of total assets (Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio); and

(D)	Limit investments in the stock of any issuer (other than the U.S. government or one of its agencies or instrumentalities) to 10% of the issuer’s outstanding voting stock (each Portfolio).

6.

To approve a redomiciliation agreement for the Fund, pursuant to which each Portfolio will be redomiciled into a corresponding, identically-named, series of a newly established Delaware statutory trust.

7.	To elect directors to the Fund’s Board of Directors.

44	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

A summary of the voting results is as follows:

	Permanent Portfolio	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
1. To approve a new investment advisory contract for each Portfolio.
For	52,811,823	139,363	123,162	247,800
Against	2,566,994	16,152	1,586	16,109
Abstain	2,415,012	17,680	6,744	7,567
Broker non-votes	15,111,496	17,363	32,296	42,324

2. To make the following changes to the Permanent Portfolio:

(A)   To change the Portfolio’s classification under the 1940 Act from “diversified” to “non-diversified” and eliminate a fundamental policy limiting investments in the stock of any issuer (other than the U.S. government or one of its agencies or instrumentalities) to 5% of the Portfolio’s total assets;

For	50,101,274	—	—	—
Against	5,448,160	—	—	—
Abstain	2,244,393	—	—	—
Broker non-votes	15,111,496	—	—	—
(B) To expand permitted investments under the Portfolio’s “aggressive growth stocks” investment category by eliminating the restriction that the Portfolio only invest in U.S. companies; and
For	51,906,918	—	—	—
Against	9,832,880	—	—	—
Abstain	2,054,028	—	—	—
Broker non-votes	15,111,496	—	—	—
(C) To expand permitted investments under the Portfolio’s “dollar assets” investment category.
For	50,716,881	—	—	—
Against	4,777,998	—	—	—
Abstain	2,298,948	—	—	—
Broker non-votes	15,111,496	—	—	—

3. To make the following changes to the Short-Term Treasury Portfolio:
(A) To make the Portfolio’s investment objective non-fundamental; and
For	—	134,302	—	—
Against	—	23,717	—	—
Abstain	—	15,177	—	—
Broker non-votes	—	17,363	—	—

Continued on following page.	45

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

	Permanent Portfolio	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
(B) To approve the replacement of the Portfolio’s fundamental investment policy with a new non-fundamental investment policy.
For	—	133,194	—	—
Against	—	23,806	—	—
Abstain	—	16,195	—	—
Broker non-votes	—	17,363	—	—

4. To make the following changes to the Aggressive Growth Portfolio:
(A) To make the Portfolio’s investment objective non-fundamental; and
For	—	—	—	239,851
Against	—	—	—	21,332
Abstain	—	—	—	10,292
Broker non-votes	—	—	—	42,324
(B) To approve the replacement of the Portfolio’s fundamental investment policy with a new non-fundamental investment policy.
For	—	—	—	239,948
Against	—	—	—	19,322
Abstain	—	—	—	10,279
Broker non-votes	—	—	—	42,324

5. To eliminate for certain Portfolios the following investment policies that:
(A) Limit investment in illiquid investments;
For	48,872,825	132,928	—	239,317
Against	6,545,291	20,003	—	23,541
Abstain	2,375,709	20,264	—	8,620
Broker non-votes	15,111,496	17,363	—	42,324
(B) Limit lending portfolio assets to affiliates, and affiliates purchasing portfolio shares;
For	48,862,734	136,463	122,405	237,062
Against	6,575,477	20,123	1,954	26,466
Abstain	2,355,613	16,609	7,133	7,947
Broker non-votes	15,111,496	17,363	32,296	42,324

46	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

	Permanent Portfolio	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
(C) Limit investments in the stock of any issuer (other than the U.S. government or one of its agencies or instrumentalities) to 5% of total assets; and
For	—	132,301	122,238	242,573
Against	—	20,570	2,165	20,574
Abstain	—	20,323	7,089	8,330
Broker non-votes	—	17,363	32,296	42,324
(D) Limit investments in the stock of any issuer (other than the U.S. government or one of its agencies or instrumentalities) to 10% of the issuer’s outstanding voting stock.
For	49,929,027	132,937	122,238	243,965
Against	5,518,914	19,934	2,165	19,148
Abstain	2,345,883	20,323	7,089	8,364
Broker non-votes	15,111,496	17,363	32,296	42,324

6.    To approve a redomiciliation agreement for the Fund, pursuant to which each Portfolio will be redomiciled into a corresponding, identically-named, series of a newly established Delaware statutory trust.

For	51,308,380	141,091	122,607	248,094
Against	4,240,623	16,141	1,586	15,656
Abstain	2,244,822	15,963	7,297	7,727
Broker non-votes	15,111,496	17,363	32,296	42,324

7. To elect directors to the Fund’s Board of Directors.
David P. Bergland
For	65,016,245	166,258	157,757	298,513
Withhold	7,889,081	24,300	6,032	15,287
Hugh A. Butler
For	66,603,339	168,316	157,757	298,859
Withhold	6,301,987	22,241	6,032	14,941
Michael J. Cuggino
For	66,723,382	168,886	157,757	299,510
Withhold	6,181,949	21,672	6,032	14,291
Roger Doebke
For	66,521,479	168,158	158,153	298,681
Withhold	6,383,849	22,400	6,032	15,119

Continued on following page.	47

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Each of the proposals received the required majority of votes and was adopted. No other proposals were voted on at the Special Meeting.

The Fund expects that each Portfolio will be redomiciled into a corresponding, identically-named, series of Permanent Portfolio Family of Funds, a Delaware statutory trust, on or about May 27, 2016.

Proxy solicitation expenses incurred in connection with the Special Meeting were borne on behalf of the Fund by Pacific Heights.

48

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2015 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Qs for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

49

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PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. DIRECTORS AND OFFICERS (Unaudited)

All of the Fund’s directors and officers may be reached c/o Permanent Portfolio Family of Funds, Inc., 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until their successors have been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Directors and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

DAVID P. BERGLAND

Director	age 80

Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER

Director	age 63

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE

Director	age 76

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO*

Chairman, President, Secretary & Director	age 53

A Certified Public Accountant (inactive), Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole trustee of the sole member (also the President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS*

Treasurer	age 61

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 through 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND*

Chief Compliance Officer	age 61

Ms. Freund has served as the Chief Compliance Officer of the Fund and the Fund’s investment adviser since April 2010 and March 2010, respectively. Previously, Ms. Freund served as an independent consultant to various asset management firms from March 2009 through March 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 through 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act by virtue of, among other considerations, his or her association with the Fund’s investment adviser.

51

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

ANNUAL REPORT

January 31, 2016

Must be preceded or accompanied by a prospectus.

04/16

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2016 Permanent Portfolio Family of Funds, Inc. All rights reserved.